Acquisition Deposit	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Acquisition Deposit
Acquisition Deposit

NOTE 7— ACQUISITION DEPOSIT

On December 15, 2017, the Company’s VIE, Xi’an App-Chem Bio (Tech) Co., Ltd entered into a share transfer agreement with the shareholders of Tianjian Youli Fruits and Vegetables Co., Ltd. (“Tianjin Youli” ), an unaffiliated vendor to the Company, in order to acquire 51% of the equity ownership interest in Tianjin Youli. The purpose of the acquisition is to expand the Company’s research, development and sale of vegetable extracts and dietary foods in northern China. The proposed purchase price was approximately RMB11.7 million (approximately $1.6 million), subject to adjustment based on the fair value of the total assets and liabilities of Tianjin Youli upon closing. The Company made an acquisition deposit of approximately RMB 9.3 million (approximately $1.3 million) to Tianjin Youli as of March 31, 2020.

Due to change in market conditions as affected by the COVID-19 outbreak and spread, the Company and Tianjin Youli agreed not to proceed with any definitive agreement. In May 2020, Tianjin Youli refunded the acquisition deposit of $1.3 million to the Company and the intended acquisition was fully terminated.

NOTE 7 — ACQUISITION DEPOSIT

On December 15, 2017, the Company’s VIE, Xi’an App-Chem Bio (Tech) Co., Ltd entered into a share transfer agreement with the shareholders of Tianjian Youli Fruits and Vegetables Co., Ltd. (“Tianjin Youli” ), an unaffiliated vendor to the Company, in order to acquire 51% of the equity ownership interest in Tianjin Youli. The purpose of the acquisition is to expand the Company’s research, development and sale of vegetable extracts and dietary foods in northern China. The proposed purchase price was approximately RMB11.7 million (approximately $1.6 million), subject to adjustment based on the fair value of the total assets and liabilities of Tianjin Youli upon closing. The Company made an acquisition deposit of approximately RMB 9.3 million (approximately $1.3 million) to Tianjin Youli as of September 30, 2019.

Due to change in market conditions as affected by the COVID-19 outbreak and spread, the Company and Tianjin Youli agreed not to proceed with any definitive agreement. In May 2020, Tianjin Youli refunded the acquisition deposit of $1.3 million to the Company.